OFFSETTING (Tables)	12 Months Ended
Dec. 31, 2017
Offsetting Assets Tables [Abstract]
Offsetting Derivative Assets Tables [Text Block]

a. Financial assets subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2016				December 31, 2017
		Derivative instruments(1)	Securities purchased under agreements to resell	Deposits in margin accounts(2)	Total	Derivative instruments(1)	Securities purchased under agreements to resell	Loans	Deposits in margin accounts(2)	Accrued Interest Receivable	Total
		(EUR in millions)				(EUR in millions)
Gross amounts of recognized financial assets		4.547	3	1.414	5.964	3.985	6	4.367	1.195	46	9.599
Positive market values from derivative financial instruments		(65)	-	-	(65)	(304)	-	-	-	-	(304)
Negative market values from derivative financial instruments		-	-	(120)	(120)	-	-	-	(321)	-	(321)
Net amounts of financial assets presented in the balance sheet		4.482	3	1.294	5.779	3.681	6	4.367	874	46	8.974

Related amounts not set off in the balance sheet	Financial instruments	(2.380)	(3)	-	(2.383)	(1.881)	(6)	(4.367)	-	(46)	(6.300)
	Cash collateral received	(629)	-	-	(629)	(686)	-	-	-	-	(686)
Net amount		1.473	-	1.294	2.767	1.114	-	-	874	-	1.988

(1)	Included in Derivative assets in the Group's balance sheet at December 31, 2016 and 2017.
(2)	Included in Interest bearing deposits with banks in the Group's balance sheet at December 31, 2016 and 2017.

Offsetting Derivative Liabilities Tables [Text Block]

b. Financial liabilities subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2016			December 31, 2017
		Derivative instruments (1)	Securities sold under agreements to repurchase	Total	Derivative instruments (1)	Securities sold under agreements to repurchase	Total
		(EUR in millions)			(EUR in millions)
Gross amounts of recognized financial liabilities		5.354	4.740	10.094	4.418	3.417	7.835
Negative market values from derivative financial instruments		(65)	-	(65)	(304)	-	(304)
Deposits in margin accounts		(120)	-	(120)	(321)	-	(321)
Net amounts of financial liabilities presented in the balance sheet		5.169	4.740	9.909	3.793	3.417	7.210
Related amounts not set off in the balance sheet	Financial instruments	(1.354)	(4.740)	(6.094)	(1.010)	(3.417)	(4.427)
	Cash collateral pledged	(865)	-	(865)	(460)	-	(460)
Net amount		2.950	-	2.950	2.323	-	2.323

(1)	Included in Derivative liabilities in the Group's balance sheet at December 31, 2016 and 2017.